Shareholder Report	6 Months Ended
Jul. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Greenwood Street Trust
Entity Central Index Key	0001898391
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Fidelity Advisor Hedged Equity Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Hedged Equity Fund
Class Name	Fidelity Advisor® Hedged Equity Fund Class I
Trading Symbol	FEQJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 29	0.55%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%
Net Assets	$ 244,353,561
Holdings Count | shares	423
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$244,353,561
Number of Holdings	423
Portfolio Turnover	28%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Options 1.2 Common Stocks 97.3 Domestic Equity Funds 1.0 Options 1.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's total exposure)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 7.0 Microsoft Corp 6.8 NVIDIA Corp 6.3 Alphabet Inc Class A 4.1 Amazon.com Inc 3.8 Meta Platforms Inc Class A 2.3 Berkshire Hathaway Inc Class B 2.1 Broadcom Inc 1.7 JPMorgan Chase & Co 1.7 Eli Lilly & Co 1.6 37.4
Fidelity Equity Market Neutral Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Market Neutral Fund
Class Name	Fidelity® Equity Market Neutral Fund
Trading Symbol	FEMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period June 25, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Equity Market Neutral Fund A	$ 11	1.10%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	1.10%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 10,005,423
Holdings Count | shares	213
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$10,005,423
Number of Holdings	213
Portfolio TurnoverA	0%
A Amount not annualized
Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Swaps 143.3 Forward Foreign Currency Contracts 57.0 Common Stocks 27.1 Swaps 47.8 Forward Foreign Currency Contracts 19.0 Short-Term Investments and Net Other Assets (Liabilities) 6.1 ASSET ALLOCATION (% of Fund's total exposure)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Coca-Cola Co/The 2.4 FedEx Corp 2.2 JPMorgan Chase & Co 2.2 Expedia Group Inc Class A 2.1 Schindler Holding AG 2.1 Apollo Global Management Inc 2.1 Nickel Industries Ltd 2.1 Taiwan Semiconductor Manufacturing Co Ltd 2.0 Taiyo Yuden Co Ltd 2.0 T-Mobile US Inc 2.0 21.2
Fidelity Advisor Macro Opportunities Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Macro Opportunities Fund
Class Name	Fidelity Advisor® Macro Opportunities Fund Class I
Trading Symbol	FAQEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Macro Opportunities Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Net Assets	$ 10,355,932
Holdings Count | shares	29
Investment Company Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$10,355,932
Number of Holdings	29
Portfolio Turnover	122%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 280.9 Swaps 41.0 Forward Foreign Currency Contracts 23.5 Options 0.4 Domestic Equity Funds 3.2 Common Stocks 1.7 International Equity Funds 0.9 Futures Contracts 63.1 Swaps 9.2 Forward Foreign Currency Contracts 5.3 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 16.6 ASSET ALLOCATION (% of Fund's total exposure)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bill 9.3 SPDR Gold Shares 8.5 iShares Russell 2000 ETF 5.9 iPath Bloomberg Commodity Index Total Return ETN (Barclays Bank Plc Warrant Program) 6/12/2036 4.9 iShares MSCI EAFE ETF 4.0 Vanguard Health Care Index Fund ETF Shares 1.3 Vanguard Consumer Staples Index Fund ETF Shares 1.3 35.2
Fidelity Advisor Equity Market Neutral Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Market Neutral Fund
Class Name	Fidelity Advisor® Equity Market Neutral Fund Class I
Trading Symbol	FEMUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period June 25, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 11	1.10%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	1.10%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 10,005,423
Holdings Count | shares	213
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$10,005,423
Number of Holdings	213
Portfolio TurnoverA	0%
A Amount not annualized
Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Swaps 143.3 Forward Foreign Currency Contracts 57.0 Common Stocks 27.1 Swaps 47.8 Forward Foreign Currency Contracts 19.0 Short-Term Investments and Net Other Assets (Liabilities) 6.1 ASSET ALLOCATION (% of Fund's total exposure)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Coca-Cola Co/The 2.4 FedEx Corp 2.2 JPMorgan Chase & Co 2.2 Expedia Group Inc Class A 2.1 Schindler Holding AG 2.1 Apollo Global Management Inc 2.1 Nickel Industries Ltd 2.1 Taiwan Semiconductor Manufacturing Co Ltd 2.0 Taiyo Yuden Co Ltd 2.0 T-Mobile US Inc 2.0 21.2
Fidelity Advisor Risk Parity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Risk Parity Fund
Class Name	Fidelity Advisor® Risk Parity Fund Class A
Trading Symbol	FAPUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Net Assets	$ 8,016,521
Holdings Count | shares	25
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$8,016,521
Number of Holdings	25
Portfolio Turnover	114%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 12.0 Swaps 40.4 Fixed-Income Funds 31.0 Domestic Equity Funds 22.7 International Equity Funds 5.4 Futures Contracts 7.8 Swaps 26.6 Short-Term Investments and Net Other Assets (Liabilities) 6.5 ASSET ALLOCATION (% of Fund's total exposure)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Inflation-Protected Bond Index Fund 27.7 iShares US Treasury Bond ETF 9.3 Fidelity Commodity Strategy Fund 9.2 Fidelity Total Market Index Fund 8.7 Fidelity Small Cap Value Index Fund 8.0 Fidelity International Index Fund 6.8 iShares J.P. Morgan EM Local Currency Bond ETF 6.6 Fidelity Small Cap Index Fund 5.3 US Treasury Bill 4.3 Fidelity Real Estate Index Fund 3.3 89.2
Fidelity Advisor Macro Opportunities Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Macro Opportunities Fund
Class Name	Fidelity Advisor® Macro Opportunities Fund Class C
Trading Symbol	FAQCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Macro Opportunities Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 89	1.80%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.80%
Net Assets	$ 10,355,932
Holdings Count | shares	29
Investment Company Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$10,355,932
Number of Holdings	29
Portfolio Turnover	122%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 280.9 Swaps 41.0 Forward Foreign Currency Contracts 23.5 Options 0.4 Domestic Equity Funds 3.2 Common Stocks 1.7 International Equity Funds 0.9 Futures Contracts 63.1 Swaps 9.2 Forward Foreign Currency Contracts 5.3 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 16.6 ASSET ALLOCATION (% of Fund's total exposure)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bill 9.3 SPDR Gold Shares 8.5 iShares Russell 2000 ETF 5.9 iPath Bloomberg Commodity Index Total Return ETN (Barclays Bank Plc Warrant Program) 6/12/2036 4.9 iShares MSCI EAFE ETF 4.0 Vanguard Health Care Index Fund ETF Shares 1.3 Vanguard Consumer Staples Index Fund ETF Shares 1.3 35.2
Fidelity Advisor Hedged Equity Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Hedged Equity Fund
Class Name	Fidelity Advisor® Hedged Equity Fund Class Z
Trading Symbol	FEQZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 244,353,561
Holdings Count | shares	423
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$244,353,561
Number of Holdings	423
Portfolio Turnover	28%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Options 1.2 Common Stocks 97.3 Domestic Equity Funds 1.0 Options 1.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's total exposure)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 7.0 Microsoft Corp 6.8 NVIDIA Corp 6.3 Alphabet Inc Class A 4.1 Amazon.com Inc 3.8 Meta Platforms Inc Class A 2.3 Berkshire Hathaway Inc Class B 2.1 Broadcom Inc 1.7 JPMorgan Chase & Co 1.7 Eli Lilly & Co 1.6 37.4
Fidelity Advisor Hedged Equity Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Hedged Equity Fund
Class Name	Fidelity Advisor® Hedged Equity Fund Class M
Trading Symbol	FEQNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 55	1.05%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%
Net Assets	$ 244,353,561
Holdings Count | shares	423
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$244,353,561
Number of Holdings	423
Portfolio Turnover	28%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Options 1.2 Common Stocks 97.3 Domestic Equity Funds 1.0 Options 1.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's total exposure)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 7.0 Microsoft Corp 6.8 NVIDIA Corp 6.3 Alphabet Inc Class A 4.1 Amazon.com Inc 3.8 Meta Platforms Inc Class A 2.3 Berkshire Hathaway Inc Class B 2.1 Broadcom Inc 1.7 JPMorgan Chase & Co 1.7 Eli Lilly & Co 1.6 37.4
Fidelity Advisor Hedged Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Hedged Equity Fund
Class Name	Fidelity Advisor® Hedged Equity Fund Class A
Trading Symbol	FEQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 42	0.80%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
Net Assets	$ 244,353,561
Holdings Count | shares	423
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$244,353,561
Number of Holdings	423
Portfolio Turnover	28%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Options 1.2 Common Stocks 97.3 Domestic Equity Funds 1.0 Options 1.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's total exposure)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 7.0 Microsoft Corp 6.8 NVIDIA Corp 6.3 Alphabet Inc Class A 4.1 Amazon.com Inc 3.8 Meta Platforms Inc Class A 2.3 Berkshire Hathaway Inc Class B 2.1 Broadcom Inc 1.7 JPMorgan Chase & Co 1.7 Eli Lilly & Co 1.6 37.4
Fidelity Advisor Risk Parity Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Risk Parity Fund
Class Name	Fidelity Advisor® Risk Parity Fund Class M
Trading Symbol	FAPWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 57	1.10%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%
Net Assets	$ 8,016,521
Holdings Count | shares	25
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$8,016,521
Number of Holdings	25
Portfolio Turnover	114%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 12.0 Swaps 40.4 Fixed-Income Funds 31.0 Domestic Equity Funds 22.7 International Equity Funds 5.4 Futures Contracts 7.8 Swaps 26.6 Short-Term Investments and Net Other Assets (Liabilities) 6.5 ASSET ALLOCATION (% of Fund's total exposure)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Inflation-Protected Bond Index Fund 27.7 iShares US Treasury Bond ETF 9.3 Fidelity Commodity Strategy Fund 9.2 Fidelity Total Market Index Fund 8.7 Fidelity Small Cap Value Index Fund 8.0 Fidelity International Index Fund 6.8 iShares J.P. Morgan EM Local Currency Bond ETF 6.6 Fidelity Small Cap Index Fund 5.3 US Treasury Bill 4.3 Fidelity Real Estate Index Fund 3.3 89.2
Fidelity Advisor Equity Market Neutral Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Market Neutral Fund
Class Name	Fidelity Advisor® Equity Market Neutral Fund Class C
Trading Symbol	FEMQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period June 25, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 21	2.10%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	2.10%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 10,005,423
Holdings Count | shares	213
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$10,005,423
Number of Holdings	213
Portfolio TurnoverA	0%
A Amount not annualized
Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Swaps 143.3 Forward Foreign Currency Contracts 57.0 Common Stocks 27.1 Swaps 47.8 Forward Foreign Currency Contracts 19.0 Short-Term Investments and Net Other Assets (Liabilities) 6.1 ASSET ALLOCATION (% of Fund's total exposure)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Coca-Cola Co/The 2.4 FedEx Corp 2.2 JPMorgan Chase & Co 2.2 Expedia Group Inc Class A 2.1 Schindler Holding AG 2.1 Apollo Global Management Inc 2.1 Nickel Industries Ltd 2.1 Taiwan Semiconductor Manufacturing Co Ltd 2.0 Taiyo Yuden Co Ltd 2.0 T-Mobile US Inc 2.0 21.2
Fidelity Advisor Equity Market Neutral Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Market Neutral Fund
Class Name	Fidelity Advisor® Equity Market Neutral Fund Class M
Trading Symbol	FEMOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period June 25, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 16	1.60%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	1.60%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 10,005,423
Holdings Count | shares	213
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$10,005,423
Number of Holdings	213
Portfolio TurnoverA	0%
A Amount not annualized
Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Swaps 143.3 Forward Foreign Currency Contracts 57.0 Common Stocks 27.1 Swaps 47.8 Forward Foreign Currency Contracts 19.0 Short-Term Investments and Net Other Assets (Liabilities) 6.1 ASSET ALLOCATION (% of Fund's total exposure)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Coca-Cola Co/The 2.4 FedEx Corp 2.2 JPMorgan Chase & Co 2.2 Expedia Group Inc Class A 2.1 Schindler Holding AG 2.1 Apollo Global Management Inc 2.1 Nickel Industries Ltd 2.1 Taiwan Semiconductor Manufacturing Co Ltd 2.0 Taiyo Yuden Co Ltd 2.0 T-Mobile US Inc 2.0 21.2
Fidelity Macro Opportunities Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Macro Opportunities Fund
Class Name	Fidelity® Macro Opportunities Fund
Trading Symbol	FAQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Macro Opportunities Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Macro Opportunities Fund	$ 40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Net Assets	$ 10,355,932
Holdings Count | shares	29
Investment Company Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$10,355,932
Number of Holdings	29
Portfolio Turnover	122%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 280.9 Swaps 41.0 Forward Foreign Currency Contracts 23.5 Options 0.4 Domestic Equity Funds 3.2 Common Stocks 1.7 International Equity Funds 0.9 Futures Contracts 63.1 Swaps 9.2 Forward Foreign Currency Contracts 5.3 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 16.6 ASSET ALLOCATION (% of Fund's total exposure)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bill 9.3 SPDR Gold Shares 8.5 iShares Russell 2000 ETF 5.9 iPath Bloomberg Commodity Index Total Return ETN (Barclays Bank Plc Warrant Program) 6/12/2036 4.9 iShares MSCI EAFE ETF 4.0 Vanguard Health Care Index Fund ETF Shares 1.3 Vanguard Consumer Staples Index Fund ETF Shares 1.3 35.2
Fidelity Advisor Macro Opportunities Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Macro Opportunities Fund
Class Name	Fidelity Advisor® Macro Opportunities Fund Class Z
Trading Symbol	FAQFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Macro Opportunities Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 37	0.75%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Net Assets	$ 10,355,932
Holdings Count | shares	29
Investment Company Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$10,355,932
Number of Holdings	29
Portfolio Turnover	122%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 280.9 Swaps 41.0 Forward Foreign Currency Contracts 23.5 Options 0.4 Domestic Equity Funds 3.2 Common Stocks 1.7 International Equity Funds 0.9 Futures Contracts 63.1 Swaps 9.2 Forward Foreign Currency Contracts 5.3 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 16.6 ASSET ALLOCATION (% of Fund's total exposure)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bill 9.3 SPDR Gold Shares 8.5 iShares Russell 2000 ETF 5.9 iPath Bloomberg Commodity Index Total Return ETN (Barclays Bank Plc Warrant Program) 6/12/2036 4.9 iShares MSCI EAFE ETF 4.0 Vanguard Health Care Index Fund ETF Shares 1.3 Vanguard Consumer Staples Index Fund ETF Shares 1.3 35.2
Fidelity Advisor Hedged Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Hedged Equity Fund
Class Name	Fidelity Advisor® Hedged Equity Fund Class C
Trading Symbol	FEQDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 81	1.55%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.55%
Net Assets	$ 244,353,561
Holdings Count | shares	423
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$244,353,561
Number of Holdings	423
Portfolio Turnover	28%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Options 1.2 Common Stocks 97.3 Domestic Equity Funds 1.0 Options 1.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's total exposure)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 7.0 Microsoft Corp 6.8 NVIDIA Corp 6.3 Alphabet Inc Class A 4.1 Amazon.com Inc 3.8 Meta Platforms Inc Class A 2.3 Berkshire Hathaway Inc Class B 2.1 Broadcom Inc 1.7 JPMorgan Chase & Co 1.7 Eli Lilly & Co 1.6 37.4
Fidelity Advisor Risk Parity Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Risk Parity Fund
Class Name	Fidelity Advisor® Risk Parity Fund Class I
Trading Symbol	FAPYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 8,016,521
Holdings Count | shares	25
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$8,016,521
Number of Holdings	25
Portfolio Turnover	114%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 12.0 Swaps 40.4 Fixed-Income Funds 31.0 Domestic Equity Funds 22.7 International Equity Funds 5.4 Futures Contracts 7.8 Swaps 26.6 Short-Term Investments and Net Other Assets (Liabilities) 6.5 ASSET ALLOCATION (% of Fund's total exposure)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Inflation-Protected Bond Index Fund 27.7 iShares US Treasury Bond ETF 9.3 Fidelity Commodity Strategy Fund 9.2 Fidelity Total Market Index Fund 8.7 Fidelity Small Cap Value Index Fund 8.0 Fidelity International Index Fund 6.8 iShares J.P. Morgan EM Local Currency Bond ETF 6.6 Fidelity Small Cap Index Fund 5.3 US Treasury Bill 4.3 Fidelity Real Estate Index Fund 3.3 89.2
Fidelity Advisor Macro Opportunities Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Macro Opportunities Fund
Class Name	Fidelity Advisor® Macro Opportunities Fund Class A
Trading Symbol	FAQBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Macro Opportunities Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 52	1.05%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%
Net Assets	$ 10,355,932
Holdings Count | shares	29
Investment Company Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$10,355,932
Number of Holdings	29
Portfolio Turnover	122%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 280.9 Swaps 41.0 Forward Foreign Currency Contracts 23.5 Options 0.4 Domestic Equity Funds 3.2 Common Stocks 1.7 International Equity Funds 0.9 Futures Contracts 63.1 Swaps 9.2 Forward Foreign Currency Contracts 5.3 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 16.6 ASSET ALLOCATION (% of Fund's total exposure)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bill 9.3 SPDR Gold Shares 8.5 iShares Russell 2000 ETF 5.9 iPath Bloomberg Commodity Index Total Return ETN (Barclays Bank Plc Warrant Program) 6/12/2036 4.9 iShares MSCI EAFE ETF 4.0 Vanguard Health Care Index Fund ETF Shares 1.3 Vanguard Consumer Staples Index Fund ETF Shares 1.3 35.2
Fidelity Risk Parity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Risk Parity Fund
Class Name	Fidelity® Risk Parity Fund
Trading Symbol	FAPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Risk Parity Fund	$ 31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 8,016,521
Holdings Count | shares	25
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$8,016,521
Number of Holdings	25
Portfolio Turnover	114%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 12.0 Swaps 40.4 Fixed-Income Funds 31.0 Domestic Equity Funds 22.7 International Equity Funds 5.4 Futures Contracts 7.8 Swaps 26.6 Short-Term Investments and Net Other Assets (Liabilities) 6.5 ASSET ALLOCATION (% of Fund's total exposure)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Inflation-Protected Bond Index Fund 27.7 iShares US Treasury Bond ETF 9.3 Fidelity Commodity Strategy Fund 9.2 Fidelity Total Market Index Fund 8.7 Fidelity Small Cap Value Index Fund 8.0 Fidelity International Index Fund 6.8 iShares J.P. Morgan EM Local Currency Bond ETF 6.6 Fidelity Small Cap Index Fund 5.3 US Treasury Bill 4.3 Fidelity Real Estate Index Fund 3.3 89.2
Fidelity Advisor Risk Parity Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Risk Parity Fund
Class Name	Fidelity Advisor® Risk Parity Fund Class Z
Trading Symbol	FAPZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 8,016,521
Holdings Count | shares	25
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$8,016,521
Number of Holdings	25
Portfolio Turnover	114%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 12.0 Swaps 40.4 Fixed-Income Funds 31.0 Domestic Equity Funds 22.7 International Equity Funds 5.4 Futures Contracts 7.8 Swaps 26.6 Short-Term Investments and Net Other Assets (Liabilities) 6.5 ASSET ALLOCATION (% of Fund's total exposure)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Inflation-Protected Bond Index Fund 27.7 iShares US Treasury Bond ETF 9.3 Fidelity Commodity Strategy Fund 9.2 Fidelity Total Market Index Fund 8.7 Fidelity Small Cap Value Index Fund 8.0 Fidelity International Index Fund 6.8 iShares J.P. Morgan EM Local Currency Bond ETF 6.6 Fidelity Small Cap Index Fund 5.3 US Treasury Bill 4.3 Fidelity Real Estate Index Fund 3.3 89.2
Fidelity Advisor Risk Parity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Risk Parity Fund
Class Name	Fidelity Advisor® Risk Parity Fund Class C
Trading Symbol	FAPVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 83	1.60%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.60%
Net Assets	$ 8,016,521
Holdings Count | shares	25
Investment Company Portfolio Turnover	114.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$8,016,521
Number of Holdings	25
Portfolio Turnover	114%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 12.0 Swaps 40.4 Fixed-Income Funds 31.0 Domestic Equity Funds 22.7 International Equity Funds 5.4 Futures Contracts 7.8 Swaps 26.6 Short-Term Investments and Net Other Assets (Liabilities) 6.5 ASSET ALLOCATION (% of Fund's total exposure)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Inflation-Protected Bond Index Fund 27.7 iShares US Treasury Bond ETF 9.3 Fidelity Commodity Strategy Fund 9.2 Fidelity Total Market Index Fund 8.7 Fidelity Small Cap Value Index Fund 8.0 Fidelity International Index Fund 6.8 iShares J.P. Morgan EM Local Currency Bond ETF 6.6 Fidelity Small Cap Index Fund 5.3 US Treasury Bill 4.3 Fidelity Real Estate Index Fund 3.3 89.2
Fidelity Advisor Equity Market Neutral Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Market Neutral Fund
Class Name	Fidelity Advisor® Equity Market Neutral Fund Class A
Trading Symbol	FEMLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period June 25, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 14	1.35%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	1.35%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 10,005,423
Holdings Count | shares	213
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$10,005,423
Number of Holdings	213
Portfolio TurnoverA	0%
A Amount not annualized
Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Swaps 143.3 Forward Foreign Currency Contracts 57.0 Common Stocks 27.1 Swaps 47.8 Forward Foreign Currency Contracts 19.0 Short-Term Investments and Net Other Assets (Liabilities) 6.1 ASSET ALLOCATION (% of Fund's total exposure)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Coca-Cola Co/The 2.4 FedEx Corp 2.2 JPMorgan Chase & Co 2.2 Expedia Group Inc Class A 2.1 Schindler Holding AG 2.1 Apollo Global Management Inc 2.1 Nickel Industries Ltd 2.1 Taiwan Semiconductor Manufacturing Co Ltd 2.0 Taiyo Yuden Co Ltd 2.0 T-Mobile US Inc 2.0 21.2
Fidelity SAI Convertible Arbitrage Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Convertible Arbitrage Fund
Class Name	Fidelity® SAI Convertible Arbitrage Fund
Trading Symbol	FSAWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Convertible Arbitrage Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Convertible Arbitrage Fund	$ 74	1.45%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.45%
Net Assets	$ 236,646,750
Holdings Count | shares	26
Investment Company Portfolio Turnover	741.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$236,646,750
Number of Holdings	26
Portfolio Turnover	741%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 21.2 Swaps 316.6 U.S. Treasury Obligations 12.8 Corporate Bonds 7.6 Domestic Equity Funds 1.0 International Equity Funds 1.0 Futures Contracts 4.9 Swaps 72.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's total exposure)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bill 56.3 Granite Construction Inc 7.1 SPDR S&P 500 ETF Trust 4.6 iShares MSCI ACWI ETF 4.3 Lantheus Holdings Inc 4.1 Royal Caribbean Cruises Ltd 4.0 Insmed Inc 3.6 BlackLine Inc 3.0 Enovis Corp 1.8 Advanced Energy Industries Inc 1.6 90.4
Fidelity Advisor Macro Opportunities Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Macro Opportunities Fund
Class Name	Fidelity Advisor® Macro Opportunities Fund Class M
Trading Symbol	FAQDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Macro Opportunities Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 64	1.30%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.30%
Net Assets	$ 10,355,932
Holdings Count | shares	29
Investment Company Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$10,355,932
Number of Holdings	29
Portfolio Turnover	122%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 280.9 Swaps 41.0 Forward Foreign Currency Contracts 23.5 Options 0.4 Domestic Equity Funds 3.2 Common Stocks 1.7 International Equity Funds 0.9 Futures Contracts 63.1 Swaps 9.2 Forward Foreign Currency Contracts 5.3 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 16.6 ASSET ALLOCATION (% of Fund's total exposure)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bill 9.3 SPDR Gold Shares 8.5 iShares Russell 2000 ETF 5.9 iPath Bloomberg Commodity Index Total Return ETN (Barclays Bank Plc Warrant Program) 6/12/2036 4.9 iShares MSCI EAFE ETF 4.0 Vanguard Health Care Index Fund ETF Shares 1.3 Vanguard Consumer Staples Index Fund ETF Shares 1.3 35.2
Fidelity Advisor Equity Market Neutral Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Market Neutral Fund
Class Name	Fidelity Advisor® Equity Market Neutral Fund Class Z
Trading Symbol	FEMWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period June 25, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 11	1.05%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	1.05%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 10,005,423
Holdings Count | shares	213
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$10,005,423
Number of Holdings	213
Portfolio TurnoverA	0%
A Amount not annualized
Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Swaps 143.3 Forward Foreign Currency Contracts 57.0 Common Stocks 27.1 Swaps 47.8 Forward Foreign Currency Contracts 19.0 Short-Term Investments and Net Other Assets (Liabilities) 6.1 ASSET ALLOCATION (% of Fund's total exposure)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Coca-Cola Co/The 2.4 FedEx Corp 2.2 JPMorgan Chase & Co 2.2 Expedia Group Inc Class A 2.1 Schindler Holding AG 2.1 Apollo Global Management Inc 2.1 Nickel Industries Ltd 2.1 Taiwan Semiconductor Manufacturing Co Ltd 2.0 Taiyo Yuden Co Ltd 2.0 T-Mobile US Inc 2.0 21.2
Fidelity Hedged Equity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Hedged Equity Fund
Class Name	Fidelity® Hedged Equity Fund
Trading Symbol	FEQHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Hedged Equity Fund	$ 29	0.55%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%
Net Assets	$ 244,353,561
Holdings Count | shares	423
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$244,353,561
Number of Holdings	423
Portfolio Turnover	28%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Options 1.2 Common Stocks 97.3 Domestic Equity Funds 1.0 Options 1.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's total exposure)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 7.0 Microsoft Corp 6.8 NVIDIA Corp 6.3 Alphabet Inc Class A 4.1 Amazon.com Inc 3.8 Meta Platforms Inc Class A 2.3 Berkshire Hathaway Inc Class B 2.1 Broadcom Inc 1.7 JPMorgan Chase & Co 1.7 Eli Lilly & Co 1.6 37.4
Fidelity Yield Enhanced Equity ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Yield Enhanced Equity ETF
Class Name	Fidelity® Yield Enhanced Equity ETF
Trading Symbol	FYEE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Yield Enhanced Equity ETF for the period April 9, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Yield Enhanced Equity ETF A	$ 9	0.28%
A Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.28%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 5,771,425
Holdings Count | shares	180
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$5,771,425
Number of Holdings	180
Portfolio TurnoverA	36%
A Amount not annualized
Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Options 0.5 Common Stocks 98.6 Options 0.6 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's total exposure)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 7.4 NVIDIA Corp 6.7 Microsoft Corp 6.4 Amazon.com Inc 3.7 Meta Platforms Inc Class A 2.7 Berkshire Hathaway Inc Class B 2.2 Alphabet Inc Class A 2.2 Broadcom Inc 2.0 Alphabet Inc Class C 2.0 JPMorgan Chase & Co 1.8 37.1
Fidelity Dynamic Buffered Equity ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Dynamic Buffered Equity ETF
Class Name	Fidelity® Dynamic Buffered Equity ETF
Trading Symbol	FBUF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Dynamic Buffered Equity ETF for the period April 9, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Dynamic Buffered Equity ETF A	$ 15	0.48%
A Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.48%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 7,712,308
Holdings Count | shares	183
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$7,712,308
Number of Holdings	183
Portfolio TurnoverA	36%
A Amount not annualized
Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Options 1.1 Common Stocks 97.7 Options 1.4 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's total exposure)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 7.4 NVIDIA Corp 6.7 Microsoft Corp 6.4 Amazon.com Inc 3.6 Meta Platforms Inc Class A 2.7 Berkshire Hathaway Inc Class B 2.2 Alphabet Inc Class A 2.2 Broadcom Inc 2.0 Alphabet Inc Class C 2.0 JPMorgan Chase & Co 1.8 37.0
Fidelity Hedged Equity ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Hedged Equity ETF
Class Name	Fidelity® Hedged Equity ETF
Trading Symbol	FHEQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Hedged Equity ETF for the period April 9, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Hedged Equity ETF A	$ 15	0.48%
A Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.48%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 465,569,895
Holdings Count | shares	185
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$465,569,895
Number of Holdings	185
Portfolio TurnoverA	37%
A Amount not annualized
Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Options 1.2 Common Stocks 97.2 Domestic Equity Funds 1.1 Options 1.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's total exposure)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 7.3 NVIDIA Corp 6.5 Microsoft Corp 6.1 Amazon.com Inc 3.5 Meta Platforms Inc Class A 2.6 Berkshire Hathaway Inc Class B 2.2 Alphabet Inc Class A 2.1 Alphabet Inc Class C 1.9 Broadcom Inc 1.9 JPMorgan Chase & Co 1.7 35.8